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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:  [X];         Amendment Number: 1

This Amendment (Check only one):       [X] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apollo Management Holdings, L.P.
Address: 9 West 57th Street
         New York, New York 10019

Form 13F File Number:    28-  13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Cindy Michel
Title:  Vice President
Phone:  212-515-3200

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

/s/ Cindy Michel                   New York, New York        September 14, 2012
----------------------------     ------------------------    -------------------
                [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

        13F File Number                 Name
     28-

[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    11,813,378
                                           -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

        No.     Form 13F File Number           Name

        1       28-     13441                  Apollo Capital Management, L.P.
        2       28-     13439                  Apollo Management, L.P.

** The number of shares reported includes shares issuable upon the exercise of warrants granted to affiliates of the Reporting Manager

*** The number of shares reported includes 140,000 shares of common stock issuable upon the exercise of options to purchase such shares that were granted to affiliates of the Reporting Manager for their own benefit

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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   COLUMN 1                       COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ --------------- ---------- --------- --------------- ---- ----------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                                                                                              ---------------------
  NAME OF ISSUER               TITLE OF CLASS    CUSIP     VALUE    SHRS OR     SH/ PUT/ INVESTMENT   OTHER   SOLE    SHARED   NONE
                                                          (X$1000)  PRN AMT     PRN CALL DISCRETION* MANAGER

Accuride.Corp/Old              COM NEW          00439T206    17,033   2,838,893  SH       DEFINED    1         0     2,838,893  0

Apollo Coml Real Est Fin Inc   COM              03762U105    49,410   3,000,000  SH       DEFINED    1         0     3,000,000  0

Caesars Entertainment Corp     COM              127686103   302,046  26,495,302  SH       DEFINED    2         0    26,495,302  0

Charter Communications Inc**   CL A NEW         16117M305 2,189,882  31,366,470  SH       DEFINED    2         0    31,366,470  0

Charter Communications Inc**   CL A NEW         16117M305   101,048   1,542,439  SH       DEFINED    1         0     1,542,439  0

Chesapeake Energy Corp         NOTE 2.750%11/1 165167107    18,600    1,000,000  SH PUT   DEFINED    1         0     1,000,000  0

Core-Mark Holding Co Inc       COM              218681104    24,049     499,562  SH       DEFINED    2         0       499,562  0

Dana Hldg Corp                 COM              235825205    32,025   2,500,000  SH       DEFINED    1         0     2,500,000  0

Delphi Automotive PLC          SHS              G27823106     2,697     105,774  SH       DEFINED    1         0       105,774  0

Fairpoint Communications Inc   COM NEW          305560302        88      14,251  SH       DEFINED    1         0        14,251  0

FelCor Lodging Trust Inc       COM              31430F101    25,380   5,399,940  SH       DEFINED    1         0     5,399,940  0

Fortress Investment Group LLC  CL A             34958B106    11,795   3,500,000  SH       DEFINED    1         0     3,500,000  0

KKR & Co LP DEL                COM UNITS        48248M102    23,076   1,790,189  SH       DEFINED    1         0     1,790,189  0

KKR Financial Hldgs LLC        COM              48248A306       511      60,000  SH       DEFINED    1         0        60,000  0

LyondellBasell Industries NV   SHS - A -        N53745100   283,744   7,046,044  SH       DEFINED    1         0     7,046,044  0

LyondellBasell Industries NV   SHS - A -        N53745100 6,607,746 164,086,066  SH       DEFINED    2         0   164,086,066  0

Magnachip Semiconductor Corp** COM              55933J203    14,357   2,100,000  SH       DEFINED    1         0     2,100,000  0

Metals USA Holdings Corp       COM              59132A104   377,523  23,728,650  SH       DEFINED    2         0    23,728,650  0

Noranda Alum Hldg Corp***      COM              65542W107   261,406  32,840,000  SH       DEFINED    2         0    32,840,000  0

Pinnacle Airlines Corp         COM              723443107       108   1,539,695  SH       DEFINED    1         0     1,539,695  0

Plains Exploration &
Production Co                  COM              726505100    35,180   1,000,000  SH       DEFINED    1         0     1,000,000  0

Quality Distribution Inc.      COM              74756M102    51,092   4,611,194  SH       DEFINED    2         0     4,611,194  0

Relm Wireless Corp             COM              759525108       310     188,971  SH       DEFINED    1         0       188,971  0

Rexnord Corporation            COM             76169B1026 1,253,583  54,734,789  SH       DEFINED    2         0    54,734,789  0

SemGroup Corp                  CL A             81663A105    52,399   1,641,063  SH       DEFINED    1         0     1,641,063  0

Spectrum Brands Hldgs Inc      COM              84763R101    15,506     476,070  SH       DEFINED    1         0       476,070  0

Strategic Hotels & Resorts Inc COM              86272T106    22,461   3,476,938  SH       DEFINED    1         0     3,476,938  0

Walter Investment Management
Corp                           COM              93317W102     2,069      88,250  SH       DEFINED    1         0        88,250  0

Verso Paper Corp               COM              92531L108    38,073  28,232,299  SH       DEFINED    2         0    28,232,299

Xerium Technologies Inc        COM NEW          98416J118       181      62,311  SH       DEFINED    1         0        62,311  0

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